Accounts Payable and Accrued Liabilities - Additional Information (Details) $ in Thousands	3 Months Ended
Jun. 30, 2020 CAD ($)
Trade And Other Current Payables [Abstract]
Out-of-period adjustment resulted in decrease in R&D Expense and trade payable	$ (819)